Note 39 - Administration Costs	6 Months Ended
Jun. 30, 2020
Classes Of Employee Benefits Expense
Personnel Expenses Explanatory

39. Administration costs

39.1 Personnel expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	June 2020	June 2019
Wages and salaries		2,225	2,435
Social security costs		379	396
Defined contribution plan expense	24	49	55
Defined benefit plan expense	24	27	24
Other personnel expense		195	222
Total		2,875	3,131

39.2 Other administrative expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	June 2020	June 2019
Technology and systems	640	604
Communications	106	109
Advertising	121	158
Property, fixtures and materials	248	266
Of which: rent expense	46	52
Taxes other than income tax	199	203
Surveillance and cash courier services	84	92
Other expense	474	521
Total	1,872	1,953